COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Related Parties	$ 2,294,570	$ 1,507,418
General Operating	4,788,291	3,797,069
Accrued Interest On Debt	1,546,889	1,328,939
Credit Card Balances	169,035	173,972
Accrued Payroll And Other Expenses	211,668	296,590
Taxes And Fees Payable	642,640	641,012
Unfavorable Lease Liability	0	121,140
Total	$ 9,653,093	$ 7,866,140